Stock Incentive Plans (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Grant Date Fair Value
Excess tax benefits from stock-based compensation	$ 28	$ 21	$ 28
Cash received from stock options exercised	836	431	285
Total intrinsic value of options exercised	321	161	118
Restricted stock awards
Compensation
Total fair value of restricted shares vested	81	33	44
Stock option
Compensation
Unrecognized compensation cost related to unvested share-based awards, expected to vest	161
Unrecognized compensation cost related to unvested share-based awards, expected to vest, period of recognition (in years)	2.18
Weighted Average Grant Date Fair Value
Fair value of options vested	386	452	445
Restricted unit and restricted share award
Summary of the restricted unit and restricted share award activity under the ICPs
Nonvested at beginning of year (in shares)	2,606,000
Granted (in shares)	1,811,000
Vested (in shares)	(1,917,000)
Forfeited (in shares)	(150,000)
Nonvested at end of year (in shares)	2,350,000
Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value, Nonvested at beginning of year (in dollars per share)	$ 32.80
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 44.80
Weighted-Average Grant-Date Fair Value, Vested (in dollars per share)	$ 43.10
Weighted-Average Grant-Date Fair Value, Forfeited (in dollars per share)	$ 37.77
Weighted-Average Grant-Date Fair Value, Nonvested at end of year (in dollars per share)	$ 33.32
Restricted stock units
Compensation
Unrecognized compensation cost related to unvested share-based awards, expected to vest	$ 67
Unrecognized compensation cost related to unvested share-based awards, expected to vest, period of recognition (in years)	2.06
Summary of the restricted unit and restricted share award activity under the ICPs
Granted (in shares)	1,811,000	1,121,000	1,095,000
Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 44.80	$ 34.84	$ 35.25
Options granted prior to 2004
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	10 years
Exercisable period (in years)	4 years
Options granted during and subsequent to fiscal 2004
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	7 years
Exercisable period (in years)	3 years
Options granted at the Beginning of 2011
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	7 years
Exercisable period (in years)	4 years
2010 ICP
Compensation
Number of common shares authorized	74,000,000
Shares available for future grants under the ICP	48,000,000